Note 16 - Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income tax benefit, statutory rates					$ (4,261)	$ (8,521)
State taxes on income, net of federal benefit					(625)	903
Net operating loss expirations					5,875	3,485
Intangibles					613	2,561
Research and development tax credit					490	825
Foreign rate differential					37	196
Stock compensation					464	0
Employee related and other					(575)	467
Change in state tax rates					23,993	0
Other					0	(17)
Income tax expense / (benefit), statutory rates					26,011	(101)
Valuation allowance					(26,011)	(1,266)
Income tax benefit, net	$ (240)	$ (0)	$ 71	$ (0)	$ (0)	$ (1,367)